Revenue and Customers - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Operating revenues	$ 77,481	$ 770,325	$ 964,272	$ 1,305,438
Contract drilling services
Disaggregation of Revenue [Line Items]
Operating revenues	74,051	708,131	909,236	1,246,058
Noble Finance Company [Member]
Disaggregation of Revenue [Line Items]
Operating revenues	77,481	770,325	964,272	1,305,438
Noble Finance Company [Member] | Floaters
Disaggregation of Revenue [Line Items]
Operating revenues	50,057	482,283	491,407	727,177
Noble Finance Company [Member] | Jackups
Disaggregation of Revenue [Line Items]
Operating revenues	23,994	225,848	417,829	518,881
Noble Finance Company [Member] | Contract drilling services
Disaggregation of Revenue [Line Items]
Operating revenues	$ 74,051	$ 708,131	$ 909,236	$ 1,246,058